Average Annual Total Returns - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Corporate Bond ETF	Dec. 30, 2022
Fidelity Corporate Bond ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(1.00%)
Past 5 years	5.36%
Since Inception	4.51%
Fidelity Corporate Bond ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(1.93%)
Past 5 years	4.07%
Since Inception	3.17%
Fidelity Corporate Bond ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.59%)
Past 5 years	3.56%
Since Inception	2.86%
LB004
Average Annual Return:
Past 1 year	(1.08%)
Past 5 years	5.05%
Since Inception	4.28%	[1]

[1]	A From October 6, 2014